SELECTED STATEMENT OF OPERATIONS DATA (Details 5) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
General and administrative expenses:
General and administrative expenses	$ 1,766	$ 1,934	$ 1,726
General and Administrative Expense [Member]
General and administrative expenses:
Payroll and related expenses	923	1,298	1,105
Depreciation and amortization	19	17	21
Insurances	55	65	60
Office expenses	68	99	102
Professional services	276	269	302
Allowance for doubtful accounts and bad debts	245	0	0
Other	$ 180	$ 186	$ 136